UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22897

CONTEXT CAPITAL FUNDS

690 Taylor Road, Suite 210
Gahanna, Ohio 43230
(844) 511-9653

David Bunstine, President

690 Taylor Road, Suite 210
Gahanna, Ohio 43230
(Name and Address of Agent for Service)

Copy to:

Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
215-988-2978

Date of fiscal year end: December 31

Date of reporting period: 7/1/16 - 6/30/17

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Proxy Voting record:

Context Macro Opportunities Fund

There is no proxy voting activity for the Context Macro Opportunities Fund, as the Fund did not hold any portfolio securities that had matters which the Fund was entitled to vote for during the reporting period.

Context Strategic Global Equity Fund

There is no proxy voting activity for the Context Strategic Global Equity Fund, as the Fund did not hold any portfolio securities that had matters which the Fund was entitled to vote for during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CONTEXT CAPITAL FUNDS

By:	/s/ David Bunstine
David Bunstine, President and Principal Executive Officer

Date:	July 20, 2017